Document And Entity Information	12 Months Ended
	Mar. 31, 2012	Jul. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TRANS LUX CORP
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		31,835,000
Amendment Flag	false
Entity Central Index Key	0000099106
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY